THRIVENTSERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, MN 55415
August 24, 2017
VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	XBRL Supplement of Thrivent Series Fund, Inc. (the “Registrant”)
Ladies and Gentlemen:
For filing is a supplement, in XBRL format, to the Registrant’s prospectus dated April 28, 2017. If you have any questions or comments, please feel free to contact me at (612) 844-4198.
Thank you,
/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer